Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

	December 31,
	2021	2020
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization (the Backlog was fully amortized):	1,793,763	1,365,332

Intangible assets, net	$2,536,548	$2,964,979

Amortization expenses for the years ended December 31, 2021, 2020 and 2019 were $428,431, $428,434 and $428,431, respectively. The amortization for each of the next five (5) years should be $428,431.